UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7686

Western Asset Emerging Markets Income Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

WESTERN ASSET EMERGING MARKET

INCOME FUND II INC.

FORM N-Q

AUGUST 31, 2007

ITEM 1.          SCHEDULE OF INVESTMENTS

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments  (unaudited)

August 31, 2007

Face Amount †		Security	Value
SOVEREIGN BONDS — 59.3%
Argentina — 4.2%
		Republic of Argentina:
2,000,000	DEM	10.250% due 2/6/03 (a)	$508,057
1,000,000	DEM	9.000% due 9/19/03 (a)	238,860
3,000,000	DEM	7.000% due 3/18/04 (a)	734,887
3,875,000	DEM	8.500% due 2/23/05 (a)	959,364
5,400,000	DEM	11.250% due 4/10/06 (a)	1,360,457
1,000,000	DEM	11.750% due 5/20/11 (a)	246,706
8,800,000	DEM	12.000% due 9/19/16 (a)	2,094,298
3,448,605	ARS	5.830% due 12/31/33 (b)	1,091,511
3,414,700	ARS	Bonds, 2.000% due 1/3/10 (b)	2,148,580
591,000		Bonds, Series VII, 7.000% due 9/12/13	488,265
		GDP Linked Securities:
57,059,503	ARS	0.000% due 12/15/35 (b)	1,686,593
3,200,000	EUR	0.000% due 12/15/35 (b)	456,121
2,705,000		0.000% due 12/15/35 (b)	319,866
		Medium-Term Notes:
6,000,000,000	ITL	7.000% due 3/18/04 (a)	1,445,908
3,000,000,000	ITL	5.002% due 7/13/05 (a)	676,285
1,000,000,000	ITL	7.625% due 8/11/07 (a)	234,226
625,000	DEM	8.000% due 10/30/09 (a)	146,563
		Total Argentina	14,836,547
Brazil — 15.5%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	493
47,854,000	BRL	10.000% due 7/1/10 (c)	23,213,246
5,763,000	BRL	Series B, 6.000% due 5/15/45	4,558,057
		Federative Republic of Brazil:
6,342,000		11.000% due 8/17/40 (c)	8,387,295
		Collective Action Securities:
3,980,000		8.750% due 2/4/25	4,973,010
11,911,000		Notes, 8.000% due 1/15/18 (c)	13,140,811
		Total Brazil	54,272,912
Colombia — 3.1%
		Republic of Colombia:
2,538,000		7.375% due 1/27/17	2,702,970
7,711,000		7.375% due 9/18/37 (c)	8,192,937
		Total Colombia	10,895,907
Ecuador — 1.2%
4,840,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	4,267,670
Egypt — 0.6%
11,070,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (d)	1,957,733
Indonesia — 2.7%
		Republic of Indonesia:
21,153,000,000	IDR	Series FR40, 11.000% due 9/15/25	2,399,561
17,914,000,000	IDR	Series FR42, 10.250% due 7/15/27	1,912,380
28,181,000,000	IDR	Series FR43, 10.250% due 7/15/22	3,038,971
21,312,000,000	IDR	Series FR45, 9.750% due 5/15/37	2,155,122
		Total Indonesia	9,506,034
Mexico — 9.4%
		United Mexican States:

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2007

Face Amount †		Security	Value
Mexico — 9.4% (continued)
1,185,000		11.375% due 9/15/16	$1,669,428
		Medium-Term Notes:
6,726,000		5.625% due 1/15/17 (c)	6,729,363
2,395,000		8.300% due 8/15/31	3,092,663
		Series A:
4,090,000		6.625% due 3/3/15	4,374,255
13,840,000		8.000% due 9/24/22 (c)	16,973,376
		Total Mexico	32,839,085
Panama — 2.5%
		Republic of Panama:
2,225,000		9.375% due 4/1/29	2,914,750
5,743,000		6.700% due 1/26/36	5,714,285
		Total Panama	8,629,035
Peru — 0.4%
		Republic of Peru:
169,000		8.750% due 11/21/33	213,785
1,073,000		Bonds, 6.550% due 3/14/37	1,071,391
		Total Peru	1,285,176
Russia — 3.3%
		Russian Federation:
4,175,000		11.000% due 7/24/18 (d)	5,855,438
2,930,000		12.750% due 6/24/28 (d)	5,171,450
535,310		7.500% due 3/31/30 (d)	594,863
		Total Russia	11,621,751
Turkey — 8.6%
		Republic of Turkey:
5,206,000	TRY	14.000% due 1/19/11	3,682,445
3,519,000		11.875% due 1/15/30	5,375,273
22,449,000		Notes, 6.875% due 3/17/36 (c)	21,130,121
		Total Turkey	30,187,839
Uruguay — 1.3%
4,298,944		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (e)	4,648,233
Venezuela — 6.5%
		Bolivarian Republic of Venezuela:
7,751,000		8.500% due 10/8/14 (c)	7,499,092
5,713,000		5.750% due 2/26/16	4,641,813
716,000		7.650% due 4/21/25	617,550
		Collective Action Securities:
6,395,000		9.375% due 1/13/34 (c)	6,379,012
3,500,000		Notes, 10.750% due 9/19/13	3,762,500
		Total Venezuela	22,899,967
		TOTAL SOVEREIGN BONDS (Cost — $204,473,081)	207,847,889
CORPORATE BONDS & NOTES — 36.0%
Brazil — 5.5%
2,136,000		Globo Communicacoes Participacoes SA, Bonds, 7.250% due 4/26/22 (d)	2,007,840
		Vale Overseas Ltd., Notes:
2,635,000		8.250% due 1/17/34	3,104,293
13,863,000		6.875% due 11/21/36 (c)	14,106,989
		Total Brazil	19,219,122

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2007

Face Amount †		Security	Value
CORPORATE BONDS & NOTES — 36.0% (continued)
Chile — 0.7%
2,374,000		Enersis SA, Notes, 7.375% due 1/15/14	$2,540,579
India — 0.3%
		ICICI Bank Ltd., Subordinated Bonds:
570,000		6.375% due 4/30/22 (b)(d)	533,954
340,000		6.375% due 4/30/22 (b)(d)	319,160
		Total India	853,114
Kazakhstan — 1.5%
2,270,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (d)	2,275,675
1,720,000		HSBK Europe BV, 7.250% due 5/3/17 (d)	1,569,070
		TuranAlem Finance BV, Bonds:
1,400,000		8.250% due 1/22/37 (d)	1,200,500
383,000		8.250% due 1/22/37 (d)	328,423
		Total Kazakhstan	5,373,668
Mexico — 7.3%
		Axtel SAB de CV:
190,000		11.000% due 12/15/13	204,250
7,150,000		7.625% due 2/1/17 (c)(d)	6,935,500
1,410,000		Senior Notes, 7.625% due 2/1/17 (d)	1,367,700
220,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	228,800
		Pemex Project Funding Master Trust:
8,705,000		7.375% due 12/15/14 (c)	9,533,786
7,233,000		Bonds, 6.625% due 6/15/35 (c)	7,404,639
		Total Mexico	25,674,675
Russia — 14.4%
11,090,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (c)(d)	13,710,567
		Gazprom:
2,391,000		6.510% due 3/7/22 (d)	2,358,633
		Bonds:
217,870,000	RUB	Series A7, 6.790% due 10/29/09 (c)	8,552,001
72,620,000	RUB	Series A8, 7.000% due 10/27/11	2,825,047
		Loan Participation Notes:
1,140,000		6.212% due 11/22/16 (d)	1,101,240
470,000		Senior Notes, 6.510% due 3/7/22 (d)	455,430
96,030,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	3,764,687
		LUKOIL International Finance BV:
680,000		6.356% due 6/7/17 (d)	639,200
1,920,000		6.656% due 6/7/22 (d)	1,780,800
		Russian Agricultural Bank, Loan Participation Notes:
3,936,000		7.175% due 5/16/13 (d)	4,034,400
4,062,000		6.299% due 5/15/17 (d)	3,848,745
		TNK-BP Finance SA:
3,340,000		7.500% due 7/18/16 (d)	3,306,600
2,091,000		6.625% due 3/20/17 (d)	1,939,403
2,180,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	2,196,350
		Total Russia	50,513,103
Thailand — 2.0%
		True Move Co., Ltd.:
4,230,000		10.750% due 12/16/13 (d)	4,251,150

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2007

Face Amount †	Security	Value
Thailand — 2.0% (continued)
2,590,000	10.375% due 8/1/14 (d)	$2,575,431
	Total Thailand	6,826,581
United States — 1.0%
3,330,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,554,775
Venezuela — 3.3%
	Petrozuata Finance Inc.:
11,315,000	8.220% due 4/1/17 (c)(d)	11,201,850
271,000	8.220% due 4/1/17 (d)	272,355
	Total Venezuela	11,474,205

	TOTAL CORPORATE BONDS & NOTES (Cost — $126,831,353)	126,029,822
LOAN PARTICIPATIONS — 0.2%
United States — 0.2%
107,901	Ashmore Energy International, Synthetic Revolving Department, 8.250% due 3/30/14 (Credit Suisse)(d)(f)	104,664
822,099	Ashmore Energy Term Loan, 8.350% due 3/30/14 (Credit Suisse)(d)(f)	797,436

	TOTAL LOAN PARTICIPATIONS (Cost — $927,797)	902,100

Warrants
WARRANT — 0.1%
10,000	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20* (Cost - $310,000)	375,000
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $332,542,231)	335,154,811

Face Amount †
SHORT-TERM INVESTMENTS — 7.9%
Sovereign Bonds — 7.5%
		Egypt Treasury Bills:
85,400,000	EGP	Zero coupon bond to yield 9.021% due 10/30/07	14,896,990
4,475,000	EGP	Zero coupon bond to yield 8.970% due 11/6/07	780,444
		Bank Negara Malaysia Monetary Notes:
14,271,000	MYR	Series 0207, 3.569% due 2/14/08	4,012,102
13,200,000	MYR	Series 2307, zero coupon bond to yield 3.480% due 1/17/08	3,711,004
10,737,000	MYR	Series 3007, zero coupon bond to yield 3.490% due 11/6/07	3,047,695
		Total Sovereign Bonds (Cost — $26,452,628)	26,448,235
U.S. Government Agency — 0.4%
1,250,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.203% to 5.111% due 3/17/08 (Cost - $1,216,078) (g)(h)	1,218,550
		TOTAL SHORT-TERM INVESTMENTS (Cost — $27,668,706)	27,666,785
		TOTAL INVESTMENTS — 103.5% (Cost — $360,210,937#)	362,821,596

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

August 31, 2007

Liabilities in Excess of Other Assets — (3.5)%	(12,399,619)
TOTAL NET ASSETS — 100.0%	$350,421,977

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.
(c)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Participation interest was acquired through the financial institution indicated parenthetically.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Dollar
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
ITL - Italian Lira
MYR - Malaysian Ringgit
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price of official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Reverse Repurchase Agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other

Notes to Schedule of Investments (unaudited) (continued)

things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,431,114
Gross unrealized depreciation	(7,820,455)
Net unrealized appreciation	$2,610,659

At August 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	585	12/07	$62,195,081	$62,421,328	$226,247

Contracts to Sell:
U.S Treasury 10 Year Notes	184	9/07	$19,425,455	$20,145,125	$(719,670)
U.S Treasury 10 Year Notes	726	12/07	78,858,432	79,168,031	(309,599)
					$(1,029,269)
Net Unrealized Loss on Open Futures Contracts					$(803,022)

Transactions in reverse repurchase agreements for the Fund during the period ended August 31, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$ 38,665,074	5.152%	$ 49,256,694

*Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.000% to 5.200% during the period ended August 31, 2007.

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2007, the Fund had the following reverse repurchase agreements outstanding:

Face
Amount	Security	Value
7,350,000	Reverse Repurchase Agreement with JP Morgan,
	dated 6/13/07 bearing 5.100% to be repurchased at a date and amount to
	be determined, collateralized by: $7,000,000 Pemex Project Funding Master
	Trust, 6.625% due 6/15/35;
	Market value (including accrued interest) - $7,268,743	$7,350,000

4,843,200	Reverse Repurchase Agreement with Credit Suisse First Boston,
	dated 8/28/07 bearing 1.000% to be repurchased at a date and amount to be
	determined, collateralized by: $3,519,000 Republic of Turkey,
	11.875% due 1/15/30;
	Market value (including accrued interest) - $5,433,185	4,843,200

7,038,500	Reverse Repurchase Agreement with JP Morgan,
	dated 8/31/07 bearing 5.150% to be repurchased at $7,043,534
	on 9/5/07, collateralized by: $7,000,000 United Mexican States,
	5.625% due 1/15/17;
	Market value (including accrued interest) - $7,058,151	7,038,500

	Total Reverse Repurchase Agreements
	(Proceeds — $19,231,700)	$19,231,700

ITEM 2.         CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.         EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 29, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	October 29, 2007